March 4, 2002


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

        Re:      Perritt MicroCap Opportunities Fund, Inc.
                 File Nos. 33-16812 and 811-05308
                 Rule 497(j) Certification

Ladies & Gentlemen:

       The undersigned officer of Perritt MicroCap Opportunities Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

       1. that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 16 to the Form N-1A Registration Statement filed by the Fund on February 26, 2002, which is the most recent amendment to such Registration Statement; and

       2. that the text of Post-Effective Amendment No. 16 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 26, 2002.

                                      Very truly yours

                                      Perritt MicroCap Opportunities Fund, Inc.



                                      By: /s/ Robert A. Laatz
                                          ----------------------------------
                                          Robert A. Laatz
                                          Vice President and Secretary